Calamos Evolving World Growth Fund
Calamos Evolving World Growth Fund
Investment Objective
Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. You may qualify for sales charge discounts on purchases of Class T shares if you invest at least $250,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 108 of the Fund’s prospectus, in the Appendix to this prospectus and “Share Classes and Pricing of Shares” on page 69 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Evolving World Growth Fund	CLASS A	CLASS C	CLASS I	CLASS T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Evolving World Growth Fund	CLASS A	CLASS C	CLASS I	CLASS T
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	none	0.25%
Other Expenses	0.32%	0.31%	0.31%	0.27%
Total Annual Fund Operating Expenses	1.67%	2.41%	1.41%	1.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Evolving World Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
CLASS A	637	976	1,339	2,357
CLASS C	344	751	1,285	2,746
CLASS I	144	446	771	1,691
CLASS T	411	748	1,109	2,124

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Calamos Evolving World Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
CLASS A	637	976	1,339	2,357
CLASS C	244	751	1,285	2,746
CLASS I	144	446	771	1,691
CLASS T	411	748	1,109	2,124

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible (including synthetic convertible) or debt securities of companies, regardless of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

A synthetic convertible security is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible security by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may combine a basket of fixed-income securities with a basket of warrants or options that together produce economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Fund Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Highest Quarterly Return:	24.05% (6.30.09)	Lowest Quarterly Return:	-17.08% (9.30.11)

Average Annual Total Returns as of 12.31.17
The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2017 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
Average Annual Total Returns - Calamos Evolving World Growth Fund		INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	[1]	Aug. 15, 2008	30.03%	2.87%	4.65%
Class A | Load Adjusted Return after taxes on distributions	[1]	Aug. 15, 2008	30.43%	2.87%	4.63%
Class A | Load Adjusted Return after taxes on distributions and sale of Fund shares	[1]	Aug. 15, 2008	17.40%	2.36%	3.79%
Class C	[1]	Aug. 15, 2008	34.56%	3.10%	4.42%
Class I	[1]	Aug. 15, 2008	36.97%	4.14%	5.46%
MSCI Emerging Markets Index	[1]		37.75%	4.73%	4.69%
[1]	Because the Fund’s Class T shares have not been offered for a full calendar year, the information provided above represents the performance of the Fund’s Class A, Class C and Class I shares. Class T shares would have substantially similar performance because the shares are invested in the same portfolio of securities. The gross annual returns of the Class T shares will be different from the gross annual returns of Class A, Class C and Class I shares because the Total Annual Fund Operating Expenses associated with each class will be different.